Schedule of Earnings Per Share, Basic and Diluted (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 1	$ (18,170,601)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 2	(7,504,262)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 3	(29,231,347)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 4	40,175,439
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 5	34,483,100
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 6	30,601,209
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 7	40,175,439
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 8	34,483,100
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 9	$ 30,601,209
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 10	(0.45)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 11	(0.22)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 12	(0.96)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 13	(0.45)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 14	(0.22)
Loss Per Share Schedule Of Earnings Per Share, Basic And Diluted 15	(0.96)